Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Mar. 31, 2013	Mar. 31, 2014
Business Acquisition [Line Items]
Goodwill	$ 842	$ 691	$ 375
Equity Method Investments	0	0
Net revenues	8,485	7,937	7,357
Net loss	245	16	290
Budget Licensees [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	263
Business Acquisition Purchase Price Allocation Vehicles Net	132
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill	58
Finite-lived Intangible Assets Acquired	10
Finite-Lived License Agreements, Gross	48
Goodwill	192
Non Cash Charge On Unfavorable License Rights Reacquired With Acquisition With Subsidiaries	20
Budget Licensees [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Other intangibles, useful life, in years	12 years
Budget Licensees [Member] | Licensing Agreements [Member]
Business Acquisition [Line Items]
Other intangibles, useful life, in years	3 years
Brazil [Member]
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Aug. 01, 2013
Business Combination, Consideration Transferred	6
Equity Method Investment, Ownership Percentage				50.00%
Payments to Acquire Equity Method Investments	47			53
Contingent consideration with an estimated acquisition date fair value	13
Equity Method Investments	12
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net	33
Payless
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Jul. 01, 2013
Business Combination, Consideration Transferred					46
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles					23
Indefinite-Lived Trademarks					16
Indefinite-Lived License Agreements					7
Goodwill					27
Other intangibles, useful life, in years					15 years 0 months 0 days
Zipcar
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition	Mar. 01, 2013
Business Combination, Consideration Transferred	473
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles							188
Indefinite-Lived Trademarks	112
Finite-Lived Customer Relationships, Gross	76
Goodwill							269
Other intangibles, useful life, in years						8 years
Apex
Business Acquisition [Line Items]
Business Acquisition, Effective Date of Acquisition		Oct. 01, 2012
Goodwill	16
Contingent consideration with an estimated acquisition date fair value	9	26
Business Combination, Contingent Consideration, Liability, Current	22
Acquisition cash paid		63
Business Combination, Contingent Consideration, Liability	10	12
Trademarks	$ 21